INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Net operating loss carry forwards	€ 13,793	€ 13,611
Elimination of intercompany profit in inventory	480	182
Elimination of intercompany profit in fixed assets	256	278
Provisions for retirement indemnities	658	642
Capital leases treated as operating leases for tax, asset	26
Capital leases treated as operating leases for tax, liability		40
Other items	360	487
Total deferred tax assets	15,573	15,239
Net deferred tax assets	15,573	15,239
Valuation allowance for deferred tax assets	(14,744)	(14,341)
Deferred tax assets (liabilities), net of allowance	€ 829	€ 898